Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2025	2024
Land	$6,954	$6,882
Buildings	45,576	46,812
Machinery and equipment	19,181	19,765
Computer and software	13,226	12,775
Leasehold improvements	3,157	3,293
Capitalized software	34,490	33,738
Furniture and fixtures	2,441	2,024
Construction in progress(1)	1,773	1,736
	126,798	127,025
Accumulated depreciation and amortization	(81,790)	(75,850)
Property and equipment, net	$45,008	$51,175

(1)	Property construction-in-progress is stated at cost and not depreciated. The property would be transferred to its respective account within property and equipment upon completion.